Income Taxes - Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current expense (benefit)
Federal			$ 0	$ 0
State			139,020	0
Current expense (benefit)			139,020	0
Deferred benefit
Federal			(650,283)	(1,616,916)
State			(222,731)	(326,825)
Income tax benefit			(873,014)	(1,943,741)
Provision for income tax benefit	$ (327,000)	$ (332,837)	$ (733,994)	$ (1,943,741)